Label	Element	Value
Innovator Equity Defined Protection ETF® - 1 Yr August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.35 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	107.60%
Innovator Equity Defined Protection ETF® - 1 Yr August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $632.11 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%
Innovator Equity Defined Protection ETF® - 1 Yr August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $678.16 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.50%)